Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Valuation allowance balance	$ 38,407	$ 63,737
Valuation allowance increased	52,400	(25,300)
Federal net operating loss carryforward	267,500	237,700
Net operating loss carryforwards	194,200	157,100
Federal net operating losses	114,600
Research and development credit carryforwards	1,600	1,600
Unrecognized tax benefits	$ 53,200	$ 1,300